Condensed Consolidated Statements of Changes in Shareholders’ Equity - EUR (€)	Preferred Shares Series A	Preferred Shares Series B	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Foreign Exchange Reserve	Capital Reserves	Accumulated Deficit	Non- Controlling Interest	Total [1]
Balance at Dec. 31, 2023			€ 35,988	€ 18,425	€ (935)	€ 119,006	€ 8,299,880	€ (5,944,630)	€ 416,758	€ 2,944,490
Balance (in Shares) at Dec. 31, 2023			770,000	396,000
Shares issued for services				€ 4,974			780,432			785,406
Shares issued for services (in Shares)				106,500
Shares converted from Class A to Class B			€ (7,473)	€ 7,473
Shares converted from Class A to Class B (in Shares)			(160,000)	160,000
Share options							85,158			85,158
Exchange difference arising from translation						16,921				16,921
Net loss for the period								(2,916,990)	(271,011)	(3,188,001)
Balance at Jun. 30, 2024			€ 28,515	€ 30,872	(935)	135,927	9,165,470	(8,861,620)	145,747	643,976
Balance (in Shares) at Jun. 30, 2024			610,000	662,500
Balance at Dec. 31, 2024	€ 2,623		€ 29,047	€ 46,480		91,123	14,181,733	(10,372,176)	(160,233)	3,818,597
Balance (in Shares) at Dec. 31, 2024	545,000		625,800	1,027,514
Shares issued for cash	€ 795	€ 177		€ 9,034	(42,660)		2,111,879			2,079,225
Shares issued for cash (in Shares)	186,400	41,391		207,407
Shares issued for services				€ 7,824			912,574			920,398
Shares issued for services (in Shares)				171,000
Related party debt exchange agreement			€ 213				42,449			42,662
Related party debt exchange agreement (in Shares)			8,000
Shares issued for acquisition of Juve Stabia				€ 19,578			3,710,155			3,729,733
Shares issued for acquisition of Juve Stabia (in Shares)				420,000
Share options							85,158			85,158
Equity contribution by NCI									69,403	69,403
Obligation to issue shares							(38,888)			(38,888)
Exchange difference arising from translation						237,513				237,513
Derecognition of discontinued business							(802,927)	802,927	462,242	462,242
Non-controlling interests on acquisition of subsidiary									482,918	482,918
Net loss for the period								(2,023,535)	(630,084)	(2,653,619)
Balance at Jun. 30, 2025	€ 3,418	€ 177	€ 29,260	€ 82,916	€ (42,660)	€ 328,636	€ 20,202,133	€ (11,592,784)	€ 224,246	€ 9,235,342
Balance (in Shares) at Jun. 30, 2025	731,400	41,391	633,800	1,825,921

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.